Accrued Liabilities and Other Payables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Accrued liabilities and other payables	$ 30,423	$ 63,415
Credit card payable [Member]
Accrued liabilities and other payables	26,496	58,269
Payroll tax payable [Member]
Accrued liabilities and other payables	$ 3,927	$ 5,146